Consolidated Statement Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement Of Income [Abstract]
Service revenues and sales	$ 1,413,329	$ 1,430,043	$ 1,355,970
Cost of services provided and goods sold (excluding depreciation)	1,008,808	1,033,321	970,484
Selling, general and administrative expenses	212,518	208,656	202,260
Depreciation	27,698	26,009	25,247
Amortization	4,690	4,512	4,252
Other operating expenses (Note 21)	26,221	1,126
Total costs and expenses	1,279,935	1,273,624	1,202,243
Income from operations	133,394	156,419	153,727
Interest expense	(15,035)	(14,723)	(13,888)
Other income--net (Note 10)	5,470	4,123	717
Income before income taxes	123,829	145,819	140,556
Income taxes (Note 11)	(46,602)	(56,515)	(54,577)
Net Income	$ 77,227	$ 89,304	$ 85,979
Earnings Per Share (Note 15)
Net Income	$ 4.24	$ 4.72	$ 4.19
Average number of shares outstanding	18,199	18,924	20,523
Diluted Earnings Per Share (Note 15)
Net Income	$ 4.16	$ 4.62	$ 4.10
Average number of shares outstanding	18,585	19,339	20,945